Fair Values - Qualitative Information About Level 3 Fair Value Measurements for Financial Instruments Measured at Fair Value on a Non-recurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans	$ 5,983	$ 9,496
Other real estate owned	5,161,919	4,997,318
Nonrecurring basis
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans	5,983	9,496
Other real estate owned	6,897	8,515
Commercial real estate | Nonrecurring basis
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans	3,057	3,698
Other real estate owned	2,644	2,796
Commercial real estate | Nonrecurring basis | Loans receivable
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans	3,057	3,698
Construction real estate | Nonrecurring basis
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other real estate owned	3,322	3,387
SEPH commercial land and development | Nonrecurring basis | Loans receivable
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans		2,044
Remaining commercial | Nonrecurring basis
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans	541	1,872
Remaining commercial | Nonrecurring basis | Loans receivable
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans	541	1,872
Residential real estate | Nonrecurring basis
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans	2,385	1,882
Other real estate owned	931	2,332
Residential real estate | Nonrecurring basis | Loans receivable
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans	2,385	1,882
Commercial real estate | Nonrecurring basis | Other real estate owned
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other real estate owned	2,644	2,796
Construction real estate | Nonrecurring basis | Other real estate owned
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other real estate owned	3,322	3,387
Residential Real Estate | Nonrecurring basis | Other real estate owned
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other real estate owned	$ 931	$ 2,332
Sales comparison approach | Commercial real estate | Low | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables	0.00%	0.00%
Sales comparison approach | Commercial real estate | High | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables	90.00%	45.90%
Sales comparison approach | Commercial real estate | Weighted Average [Member] | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables	20.20%	20.30%
Sales comparison approach | SEPH commercial land and development | Low | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables		5.00%
Sales comparison approach | SEPH commercial land and development | High | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables		40.00%
Sales comparison approach | SEPH commercial land and development | Weighted Average [Member] | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables		22.10%
Sales comparison approach | Remaining commercial | Low | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables	0.00%	0.00%
Sales comparison approach | Remaining commercial | High | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables	11.10%	25.30%
Sales comparison approach | Remaining commercial | Weighted Average [Member] | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables	1.60%	1.00%
Sales comparison approach | Residential real estate | Low | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables	0.00%	0.00%
Sales comparison approach | Residential real estate | High | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables	110.00%	96.70%
Sales comparison approach | Residential real estate | Weighted Average [Member] | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Adj to comparables	17.00%	12.50%
Sales comparison approach | Commercial real estate | Low | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Adj to comparables	0.00%	2.00%
Sales comparison approach | Commercial real estate | High | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Adj to comparables	68.40%	71.00%
Sales comparison approach | Commercial real estate | Weighted Average [Member] | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Adj to comparables	26.50%	26.90%
Sales comparison approach | Construction real estate | Low | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Adj to comparables	0.00%	0.00%
Sales comparison approach | Construction real estate | High | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Adj to comparables	90.00%	85.00%
Sales comparison approach | Construction real estate | Weighted Average [Member] | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Adj to comparables	24.70%	24.30%
Sales comparison approach | Residential Real Estate | Low | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Adj to comparables	3.20%	0.00%
Sales comparison approach | Residential Real Estate | High | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Adj to comparables	79.70%	61.80%
Sales comparison approach | Residential Real Estate | Weighted Average [Member] | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Adj to comparables	30.60%	23.00%
Income approach | Commercial real estate | Low | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Capitalization rate	9.00%	7.00%
Income approach | Commercial real estate | High | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Capitalization rate	10.60%	13.30%
Income approach | Commercial real estate | Weighted Average [Member] | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Capitalization rate	10.10%	9.50%
Income approach | Residential real estate | Low | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Capitalization rate	10.00%	3.80%
Income approach | Residential real estate | High | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Capitalization rate	10.00%	10.10%
Income approach | Residential real estate | Weighted Average [Member] | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Capitalization rate	10.00%	9.10%
Income approach | Commercial real estate | Low | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Capitalization rate	13.00%	9.50%
Income approach | Commercial real estate | High | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Capitalization rate	14.00%	9.50%
Income approach | Commercial real estate | Weighted Average [Member] | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Capitalization rate	13.10%	9.50%
Cost approach | Commercial real estate | Low | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Fair Value Inputs, Accumulated Depreciation	17.00%	50.00%
Cost approach | Commercial real estate | High | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Fair Value Inputs, Accumulated Depreciation	18.00%	50.00%
Cost approach | Commercial real estate | Weighted Average [Member] | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Fair Value Inputs, Accumulated Depreciation	17.80%	50.00%
Cost approach | Residential real estate | Low | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Fair Value Inputs, Accumulated Depreciation		33.30%
Cost approach | Residential real estate | High | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Fair Value Inputs, Accumulated Depreciation		50.00%
Cost approach | Residential real estate | Weighted Average [Member] | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Fair Value Inputs, Accumulated Depreciation		43.40%
Bulk sale approach | SEPH commercial land and development | Low | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Discount rate		10.70%
Bulk sale approach | SEPH commercial land and development | High | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Discount rate		10.70%
Bulk sale approach | SEPH commercial land and development | Weighted Average [Member] | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Discount rate		10.70%
Bulk sale approach | Remaining commercial | Low | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Discount rate	10.00%	10.00%
Bulk sale approach | Remaining commercial | High | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Discount rate	10.00%	10.70%
Bulk sale approach | Remaining commercial | Weighted Average [Member] | Nonrecurring basis | Loans receivable
Fair Value Inputs [Abstract]
Discount rate	10.00%	10.00%
Bulk sale approach | Construction real estate | Low | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Discount rate	15.00%	15.00%
Bulk sale approach | Construction real estate | High | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Discount rate	15.00%	15.00%
Bulk sale approach | Construction real estate | Weighted Average [Member] | Nonrecurring basis | Other real estate owned
Fair Value Inputs [Abstract]
Discount rate	15.00%	15.00%